Accounting Standards - Summary of impact on transition (Details)		12 Months Ended
	Jan. 01, 2019 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Accounting Standards
Right-of-use assets presented in property and equipment		€ 9,061,002	€ 10,238,332				€ 11,825,810
Lease liabilities		9,214,428	11,971,963				11,825,810
Lease liabilities as at January 1, 2020		9,214,428	11,971,963				€ 11,825,810
Depreciation charges		1,903,223	1,869,296
Interest charges		€ 197,967	€ 226,941
IFRS 16
Accounting Standards
Right-of-use assets presented in property and equipment					€ 11,825,810
Lease liabilities				$ 11,825,810	€ 11,825,810
Weighted average rate				2.10%	2.10%
Operating lease commitment as at December 31, 2019 | $						$ 6,885,912
Less: Discounting of operating lease commitments | $				$ (358,049)
Discounted operating lease commitments using the incremental borrowing rate as at January 1, 2020 | $				6,527,863
Commitments relating to short-term leases | $				(4,734)
Commitments relating to leases of low-value assets | $				(15,537)
Discounted payments in optional extension periods not as at December 31, 2019 | $				5,318,218
Lease liabilities as at January 1, 2020				$ 11,825,810	€ 11,825,810
Interest charges	€ 227,000